Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Total
Beginning balance, shares at Dec. 31, 2013	130,575,516
Beginning balance, value at Dec. 31, 2013	$ 130,576	$ 75,175,039	$ (58,306,999)	$ 900,254	$ (5,281,180)	$ 12,617,690
Exercise of stock options, shares	1,984,080
Exercise of stock options, value	$ 1,984	99,949				101,933
Issuance of common stock, shares	13,939,971
Issuance of common stock	$ 13,940	10,797,256				10,811,196
Issuance of warrants		239,889				239,889
Deemed issuance of shares in reverse merger, shares	13,500,000
Deemed issuance of shares in reverse merger	$ 13,500	3,736,500				3,750,000
Repurchase and cancellation of shares in Hive Out Agreement, shares	(10,000,000)
Repurchase and cancellation of shares in Hive Out Agreement	$ (10,000)	(90,000)	(3,010,325)			(3,110,325)
Repurchase and cancellation of shares in acquisition, shares	(14,091)
Repurchase and cancellation of shares in acquisition	$ (14)	14
Settlement of accrued interest in common stock						0
Share-based payments		702,042				702,042
Net loss			(14,307,104)			(14,307,104)
Foreign currency translation				(324,578)		(324,578)
Ending balance, shares at Dec. 31, 2014	149,985,476
Ending balance, value at Dec. 31, 2014	$ 149,986	90,660,689	(75,624,428)	575,676	(5,281,180)	10,480,743
Issuance of common stock, shares	1,027,535
Issuance of common stock	$ 1,027	336,313				337,340
Issuance of common stock in connection with pending asset acquisition, shares	11,000,000
Issuance of common stock in connection with pending asset acquisition	$ 11,000	3,733,517				3,744,517
Issuance of warrants		933,195				933,195
Issuance of warrants in connection with debt (net of issuance costs of $16,769)		1,609,575				1,609,575
Settlement of accrued interest in common stock		75,935				75,935
Share-based payments		2,256,773				2,256,773
Net loss			(12,507,471)			(12,507,471)
Foreign currency translation				(321,942)		(321,942)
Ending balance, shares at Dec. 31, 2015	162,013,011
Ending balance, value at Dec. 31, 2015	$ 162,013	$ 99,605,997	$ (88,131,899)	$ 253,734	$ (5,281,180)	$ 6,608,665